Stockholders' Deficit and Redeemable Convertible Series B and Convertible Series C, D and F Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of warrants vested and outstanding
			Amount
	Exercise	Term	Issued and
Source	Price	(Years)	Outstanding

Pre 2015 Common Stock Warrants	$1.00	6-10	4,000,000
2015 Common Stock Warrants	$1.15-$5.00	5-10	442,000
2015 Series B Financing (see Note 6)
Common Stock Warrants to Series B Stockholders	$0.25	5	6,250,000
Placement Agent Warrants	$0.25	5	187,500
2016 Common Stock Warrants to Service Providers	$1.15	10	40,000
2016 Series C Placement Agent Warrants	$0.40	5	125,000
2017 Series D Placement Agent Warrants	$0.25	5	480,000
2017 Common Stock Warrants to Service Provider	$0.41	5	125,000

Total warrants vested and outstanding as of December 31, 2017			11,649,500

Schedule of summary of stock option activity
	Shares	Options Outstanding
	Available			Weighted
	for Grant of			Average
	Options &	Number of	Price per	Exercise
	Shares	Shares	Share	Price
Balance at December 31, 2016	857,500	1,142,500	$0.42-3.00	$0.61
Options granted	-	-	$-	$-
Options exercised	-	-	$-	$-
Options cancelled	12,500	(12,500)	$1.15	$1.15
Balance at December 31, 2017	870,000	1,130,000	$0.42-3.00	$0.60
Vested and Exercisable at December 31, 2017		662,000	$0.42-3.00	$0.54